Basis of Preparation (Policies)	6 Months Ended
Jun. 30, 2022
Basis of Preparation [Abstract]
Statement of compliance
A.          Statement of compliance

Except as described below, the accounting policies applied in these interim financial statements are the same as those applied in the Company’s 2021 annual audited consolidated financial statement for the year ended December 31, 2021.

The accompanying unaudited condensed consolidated interim financial statements have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information and do not include all of the information required for full annual financial statements. The unaudited condensed consolidated interim statements should be read in conjunction with the Company’s 2021 annual audited consolidated financial statements and footnotes, which were filed with the U.S. Securities and Exchange Commission as part of the Company’s Annual Report on Form 20-F for the year ended December 31, 2021.

In the opinion of management of the Company, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the six-month period ended June 30, 2022 are not necessarily indicative of the results that may be expected for the year ended December 31, 2022 or for any other future period.